Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Penalty payable	¥ 42,914	¥ 48,021	[1]	¥ 13,282	[1]
Refundable deposits from members, current	54,077	54,999		80,935
Payable for investments and acquisitions	46,470	46,470
Accrued payroll	10,983	19,062		26,719
VAT and other taxes payable	19,969	18,561
Others	8,220	23,692
Third-party loans	33,023	53,192	[2]	34,366	[2]
Total	¥ 215,656	¥ 263,997		¥ 276,577

[1]	This item represents penalty for early termination of lease and overdue rent.
[2]	This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.